FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 22 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT:

Financial risk management objectives

The Group’s activities expose it to a variety of financial risks: foreign currency risk, credit risk and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Group. The Group uses different methods to measure different types of risk to which it is exposed. These methods include sensitivity analysis in the case of interest rate, foreign exchange and other price risks, ageing analysis for credit risk and beta analysis in respect of investment portfolios to determine market risk.

Foreign currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates. Currency risk arises when future commercial transactions and recognized assets and liabilities are denominated in a currency that is not the Group’s functional currency. The Group is exposed to foreign exchange risk arising from currency exposure primarily with respect to the USD and Euro. The Group’s policy is not to enter into any currency hedging transactions.

The carrying amounts of the Group foreign currency denominated monetary liability at the reporting date are as follows:

	Assets		Liabilities
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
USD	1,214	481	(99)	—
EUR	28	135	(73)	—
	1,242	616	(172)	—

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)

NOTE 22 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (CONT.):

Sensitivity analysis

A 10% strengthening of the United States Dollar against the following currencies would have increased (decreased) equity and the income statement by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant. For a 10% weakening of the United States Dollar against the relevant currency, there would be an equal and opposite impact on the profit and other equity.

	December 31, 2022	December 31, 2021
Assets less liabilities	1,115	481
	10%	10%
	112	48

Price risk

The consolidated entity is not exposed to any significant price risk.

Interest rate risk

The consolidated entity is not exposed to any significant interest rate risk.

Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the balance sheet date. The Group closely monitors the activities of its counterparties and controls the access to its intellectual property which enables it to ensure the prompt collection. The Group’s main financial assets are cash and cash equivalents as well as other receivables and represent the Group’s maximum exposure to credit risk in connection with its financial assets. Wherever possible and commercially practical, the Group holds cash with major financial institutions in Israel and Australia.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting date was:

	December 31, 2022	December 31, 2021
Cash and cash equivalents	1,398	4,171
Other receivables	158	920
Total	1,556	5,091

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)

NOTE 22 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (CONT.):

Liquidity risk

Liquidity risk is the risk that arises when the maturity of assets and the maturity of liabilities do not match. An unmatched position potentially enhances profitability but can also increase the risk of loss. The Group has procedures to minimize such loss by maintaining sufficient cash and other highly liquid current assets and by having available an adequate amount of committed credit facilities. As of the balance sheet date, the Group has a positive working capital.

The following tables detail the Group’s remaining contractual maturity for its financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

As of December 31, 2022	Less than 1 year	1-5 years	Over 5 years

Financial liabilities at amortized cost
Trade and other payables	3,622	—	—
Bridge loans (Note 23)	—	989	—
Government grants	75	84	—
Lease liability	72	371	270
Borrowings	710	—	—
Total	4,479	1,444	270

As of December 31, 2021	Less than 1 year	1-5 years	Over 5 years

Financial liabilities at amortized cost
Trade and other payables	1,589	—	—
Lease liability	37	272	193
Borrowings	270	—	—
Total	1,896	272	193

SECURITY MATTERS LIMITED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands, except per share data)